Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (5,887)	$ 11,647	$ 21,669
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	56,110	60,230	64,619
Change in deferred tax assets and liabilities	845	(3,301)	(1,073)
Accretion of fair market value adjustment of secured debt	120	13	(36)
Amortization of debt issuance costs	4,115	2,728	2,594
Equity based compensation expense	5,258	5,258	3,968
Non-cash adjustment from equity method investments in JV Properties	1,380	1,625	760
Non-cash adjustment from equity method investments in Managed REITs	1,414	1,694	930
Accretion of financing fee revenues	(181)	(664)	(681)
Contingent earnout adjustment	0	0	1,514
Unrealized foreign currency and derivative (gains) losses	2,092	(1,035)	8,497
Loss on debt extinguishment	471	0	2,393
Issuance of noncontrolling interest in SST VI Advisor	330	0	0
Non-cash adjustments for sponsor funding reduction	844	34	0
Gain on equity interests upon acquisition	0	0	(16,101)
Write-off of equity interest and preexisting relationships upon acquisition of control	0	0	2,050
Increase (decrease) in cash from changes in assets and liabilities:
Other assets, net	(639)	958	(780)
Managed REITs receivables	(10,049)	(2,751)	365
Due to affiliates	(54)	6	(18)
Accounts payable and accrued liabilities	7,858	(3,251)	3,293
Payment for SOFR interest rate caps	0	0	(6,054)
Net cash provided by operating activities	64,027	73,191	87,909
Cash flows from investing activities:
Purchase of real estate	(146,360)	(15,617)	(72,513)
Additions to real estate and construction in process	(11,464)	(10,466)	(10,415)
Insurance proceeds on insured property damage	500	1,726	0
Deposits on acquisition of real estate	(3,822)	(753)	(1,384)
Settlement of foreign currency hedges designated for hedge accounting	1,939	2,851	0
Capital distributions from Managed REITs	616	597	0
Investments in unconsolidated JV Properties	(8,890)	(9,517)	(4,823)
Capital distributions from unconsolidated JV Properties	1,816	1,321	0
SSGT III Promissory Note funding	(7,000)	0	0
SST VI Note funding	(8,000)	(15,000)	0
SST VI preferred equity investment	0	(15,000)	0
SST VI preferred equity investment redemption	0	15,000	0
Purchase of SST VI Subordinated Class C Units	(1,217)	(3,197)	0
Purchase of other assets	(79)	(183)	0
Investments in Managed REITs	0	0	(5,003)
Net proceeds from the sale of real estate	0	0	228
Net cash (used in) provided by investing activities	(180,938)	262	(205,151)
Cash flows from financing activities:
Gross proceeds from issuance of non-credit facility debt	175,440	80,149	150,000
Repayment of non-credit facility debt	(20,000)	(12,017)	(86,237)
Scheduled principal payments on non-credit facility debt	(3,524)	(2,639)	(2,513)
Proceeds from issuance of credit facility debt	669,950	135,000	318,000
Repayment of credit facility debt	(623,808)	(184,512)	(183,000)
Debt issuance costs	(10,076)	(871)	(2,082)
Debt defeasance costs	0	0	(2,544)
Offering costs	(144)	(11)	(601)
Redemption of common stock	(33,845)	(18,992)	(1,763)
Restricted stock withholding for payroll taxes	(219)	(247)	0
Gross proceeds from issuance of equity in other non controlling interests	0	0	1
Distributions paid to preferred stockholders	(12,509)	(12,500)	(12,500)
Distributions paid to common stockholders	(37,377)	(40,598)	(49,392)
Distributions paid to noncontrolling interest in our OP	(8,606)	(8,273)	(7,033)
Distributions paid to other noncontrolling interests	(466)	(588)	(269)
Net cash provided by (used in) financing activities	94,816	(66,099)	120,067
Impact of foreign exchange rate changes on cash and restricted cash	(2,031)	35	(1,473)
Change in cash, cash equivalents, and restricted cash	(24,126)	7,389	1,352
Cash, cash equivalents, and restricted cash beginning of year	53,427	46,038	44,686
Cash, cash equivalents, and restricted cash end of year	29,301	53,427	46,038
Supplemental disclosures and non-cash transactions:
Cash paid for interest, net of capitalized interest	66,007	55,647	36,524
Cash paid for income taxes	298	407	266
Supplemental disclosure of noncash activities:
Issuance of shares pursuant to distribution reinvestment plan	20,667	17,636	5,243
Distributions payable	9,257	9,156	9,324
Real estate and construction in process included in accounts payable and accrued liabilities	873	433	516
Acquisition of real estate with 2027 Ladera Ranch Loan	40,740	0	0
Deposit applied to the purchase of real estate	0	400	190
Redemption of common stock included in accounts payable and accrued liabilities	0	3,945	0
Earnest deposits on acquisitions assigned to the Managed REITs, amounts reclassified to Managed REITs receivables	0	1,195	0
Intangible assets applied to the purchase of real estate	0	8,370	0
Conversion of A-2 Units into A-1 Units	0	0	31,514
Issuance of common stock and OP Units in connection with the mergers	0	0	168,792
SSGT III
Cash flows from investing activities:
Bridge Loan funding	(20,000)	0	0
Bridge Loan repayment	17,023	0	0
SSGT II Merger
Cash flows from investing activities:
Merger, net of cash acquired	0	0	(65,541)
SST VI Mezzanine
Cash flows from investing activities:
Mezzanine loan funding	0	(15,000)	(28,200)
Mezzanine Loan repayment	0	50,000	0
SSGT III Mezzanine
Cash flows from investing activities:
Mezzanine loan funding	0	(16,000)	(59,500)
Mezzanine Loan repayment	$ 4,000	$ 29,500	$ 42,000